Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2013
Guarantor Subsidiaries [Abstract]
Summary Consolidating Statements of Income (Guaranteed Senior Notes Payable)

Summary Consolidating Statements of Comprehensive Income
(in thousands)	For the years ended December 31,
2013:	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating / Eliminating Adjustments	Omnicare, Inc. and Subsidiaries
Net sales	$—	$5,890,052	$123,346	$—	$6,013,398
Cost of sales	—	4,520,958	71,578	—	4,592,536
Gross profit	—	1,369,094	51,768	—	1,420,862
Selling, general and administrative expenses	4,802	733,529	17,849	—	756,180
Provision for doubtful accounts	—	97,612	1,949	—	99,561
Settlement, litigation and other related charges	—	167,465	—	—	167,465
Other charges	—	92,531	7,271	—	99,802
Operating (loss) income	(4,802)	277,957	24,699	—	297,854
Interest expense, net of investment income	(122,404)	(1,102)	(364)	—	(123,870)
(Loss) income from continuing operations before income taxes	(127,206)	276,855	24,335	—	173,984
Income tax (benefit) expense	(48,923)	125,859	12,156	—	89,092
Income (loss) income from continuing operations	(78,283)	150,996	12,179	—	84,892
Loss from discontinued operations	—	(6,064)	(122,260)	—	(128,324)
Equity in net income of subsidiaries	34,851	—	—	(34,851)	—
Net income (loss)	$(43,432)	$144,932	$(110,081)	$(34,851)	$(43,432)
Comprehensive income (loss)	$(43,153)	$144,932	$(110,081)	$(34,851)	$(43,153)
2012:
Net sales	$—	$5,744,768	$133,696	$—	$5,878,464
Cost of sales	—	4,399,305	83,737	—	4,483,042
Gross profit	—	1,345,463	49,959	—	1,395,422
Selling, general and administrative expenses	4,816	745,864	21,324	—	772,004
Provision for doubtful accounts	—	96,460	1,535	—	97,995
Settlement, litigation and other related charges	—	49,375	—	—	49,375
Other charges	35,092	34,633	(4,012)	—	65,713
Operating (loss) income	(39,908)	419,131	31,112	—	410,335
Interest expense, net of investment income	(133,368)	(1,089)	(646)	—	(135,103)
(Loss) income from continuing operations before income taxes	(173,276)	418,042	30,466	—	275,232
Income tax (benefit) expense	(66,763)	159,786	10,266	—	103,289
Income (loss) from continuing operations	(106,513)	258,256	20,200	—	171,943
Income (loss) from discontinued operations	—	84	22,847	—	22,931
Equity in net income of subsidiaries	301,387	—	—	(301,387)	—
Net income	$194,874	$258,340	$43,047	$(301,387)	$194,874
Comprehensive income	$194,744	$258,340	$44,431	$(302,771)	$194,744
2011:
Net sales	$—	$5,774,760	$121,846	$—	$5,896,606
Cost of sales	—	4,522,575	81,045	—	4,603,620
Gross profit	—	1,252,185	40,801	—	1,292,986
Selling, general and administrative expenses	15,579	695,240	11,348	—	722,167
Provision for doubtful accounts	—	95,121	1,913	—	97,034
Settlement, litigation and other related charges	—	55,031	—	—	55,031
Other charges	—	16,093	—	—	16,093
Operating (loss) income	(15,579)	390,700	27,540	—	402,661
Interest expense, net of investment income	(158,621)	(1,476)	(6)	—	(160,103)
(Loss) income from continuing operations before income taxes	(174,200)	389,224	27,534	—	242,558
Income tax (benefit) expense	(66,753)	155,982	10,550	—	99,779
Income (loss) from continuing operations	(107,447)	233,242	16,984	—	142,779
Loss from discontinued operations	—	20	(55,875)	—	(55,855)
Equity in net income of subsidiaries	194,371	—	—	(194,371)	—
Net income	$86,924	$233,262	$(38,891)	$(194,371)	$86,924
Comprehensive income	$80,952	$233,262	$(43,582)	$(189,680)	$80,952

Condensed Consolidating Balance Sheets (Guaranteed Senior Notes Payable)
Condensed Consolidating Balance Sheets
(in thousands)

As of December 31, 2013:	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating / Eliminating Adjustments	Omnicare, Inc. and Subsidiaries
ASSETS
Cash and cash equivalents	$275,910	$68,050	$12,041	$—	$356,001
Restricted cash	—	5	—	—	5
Accounts receivable, net (including intercompany)	—	693,729	315,323	(313,368)	695,684
Inventories	—	505,567	6,851	—	512,418
Deferred income tax benefits, net-current	—	135,148	—	(54)	135,094
Other current assets	1,989	242,161	21,381	—	265,531
Current assets of discontinued operations	—	12,305	37,690	—	49,995
Total current assets	277,899	1,656,965	393,286	(313,422)	2,014,728
Properties and equipment, net	—	301,200	4,688	—	305,888
Goodwill	—	4,028,651	28,805	—	4,057,456
Identifiable intangible assets, net	—	127,798	2,176	—	129,974
Other noncurrent assets	41,825	54,834	63	—	96,722
Investment in subsidiaries	5,131,280	—	—	(5,131,280)	—
Noncurrent assets of discontinued operations	—	3,762	83,316	—	87,078
Total assets	$5,451,004	$6,173,210	$512,334	$(5,444,702)	$6,691,846
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities (including intercompany)	$610,232	$793,461	$23,986	$(313,368)	$1,114,311
Current liabilities of discontinued operations	—	1,894	16,952	—	18,846
Long-term debt, notes and convertible debentures	1,405,628	13,191	—	—	1,418,819
Deferred income tax liabilities, net-noncurrent	363,240	635,640	13,907	(54)	1,012,733
Other noncurrent liabilities	—	52,072	1,763	—	53,835
Noncurrent liabilities of discontinued operations	—	176	1,222	—	1,398
Convertible debt	331,101	—	—	—	331,101
Stockholders’ equity	2,740,803	4,676,776	454,504	(5,131,280)	2,740,803
Total liabilities and stockholders’ equity	$5,451,004	$6,173,210	$512,334	$(5,444,702)	$6,691,846

As of December 31, 2012:
ASSETS
Cash and cash equivalents	$383,674	$49,108	$11,838	$—	$444,620
Restricted cash	—	1,066	—	—	1,066
Accounts receivable, net (including intercompany)	—	814,863	197,263	(190,071)	822,055
Inventories	—	368,671	5,949	—	374,620
Deferred income tax benefits, net-current	—	137,736	—	(1,550)	136,186
Other current assets	1,765	246,687	14,871	(10,825)	252,498
Current assets of discontinued operations	—	8,925	48,889	—	57,814
Total current assets	385,439	1,627,056	278,810	(202,446)	2,088,859
Properties and equipment, net	—	266,270	6,590	—	272,860
Goodwill	—	4,024,263	37,040	—	4,061,303
Identifiable intangible assets, net	—	162,078	3,021	—	165,099
Other noncurrent assets	75,336	92,859	11,382	(16,313)	163,264
Investment in subsidiaries	5,453,702	(33)	33	(5,453,702)	—
Noncurrent assets of discontinued operations	—	9,101	228,778	—	237,879
Total assets	$5,914,477	$6,181,594	$565,654	$(5,672,461)	$6,989,264
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities (including intercompany)	$60,454	$570,272	$35,421	$(200,896)	$465,251
Current liabilities of discontinued operations	—	596	16,167	—	16,763
Long-term debt, notes and convertible debentures	2,012,807	17,223	5,000	(5,000)	2,030,030
Deferred income tax liabilities, net-noncurrent	335,504	559,405	21,301	(1,550)	914,660
Other noncurrent liabilities	—	65,187	—	(11,313)	53,874
Noncurrent liabilities of discontinued operations	—	178	2,796	—	2,974
Stockholders’ equity	3,505,712	4,968,733	484,969	(5,453,702)	3,505,712
Total liabilities and stockholders’ equity	$5,914,477	$6,181,594	$565,654	$(5,672,461)	$6,989,264

Condensed Consolidating Statements of Cash Flows (Guaranteed Senior Notes Payable)
Condensed Consolidating Statements of Cash Flows
(in thousands)

	For the year ended December 31,
2013:	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries
Cash flows from operating activities:
Net cash flows (used in) from operating activities	$(16,598)	$500,180	$(16,522)	$467,060
Cash flows from investing activities:
Acquisition of businesses, net of cash received	—	(3,895)	—	(3,895)
Divestiture of businesses, net	—	1,250	10,408	11,658
Capital expenditures	—	(93,566)	(1,449)	(95,015)
Marketable securities	—	(365)	—	(365)
Transfer of cash to trusts for employee health and severance costs, net of payments out of the trusts	—	1,061	—	1,061
Other	(227)	1,047	(1,827)	(1,007)
Net cash flows (used in) from investing activities	(227)	(94,468)	7,132	(87,563)
Cash flows from financing activities:
Payments on term loans	(21,250)	—	—	(21,250)
Proceeds from long-term borrowings and obligations	—	—	—	—
Payments on long-term borrowings and obligations	(192,322)	—	—	(192,322)
Capped Call transaction	—	—	—	—
Fees paid for financing activities	(5,660)	—	—	(5,660)
(Decrease) increase in cash overdraft balance	(9,968)	10,441	—	473
Payments for Omnicare common stock repurchases	(220,971)	—	—	(220,971)
Proceeds for stock awards and exercise of stock options, net of stock tendered in payment	15,819	—	—	15,819
Dividends paid	(62,928)	—	—	(62,928)
Other	406,341	(397,211)	—	9,130
Net cash flows used in financing activities	(90,939)	(386,770)	—	(477,709)
Net (decrease) increase in cash and cash equivalents	(107,764)	18,942	(9,390)	(98,212)
Less decrease in cash and cash equivalents of discontinued operations	—	—	(9,593)	(9,593)
(Decrease) increase in cash and cash equivalents of continuing operations	(107,764)	18,942	203	(88,619)
Cash and cash equivalents at beginning of year	383,674	49,108	11,838	444,620
Cash and cash equivalents at end of year	$275,910	$68,050	$12,041	$356,001

Note 21 - Guarantor Subsidiaries - Continued

Condensed Consolidating Statements of Cash Flows - Continued
(in thousands)

	For the year ended December 31,
2012:	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries
Cash flows from operating activities:
Net cash flows (used in) from operating activities	$(88,461)	$626,615	$6,330	$544,484
Cash flows from investing activities:
Acquisition of businesses, net of cash received	—	(34,873)	—	(34,873)
Divestiture of businesses, net	—	19,207	—	19,207
Capital expenditures	—	(94,527)	(2,397)	(96,924)
Marketable securities	(25,514)	—	496	(25,018)
Transfer of cash to trusts for employee health and severance costs, net of payments out of the trusts	—	1,326	—	1,326
Other	—	(164)	(2,888)	(3,052)
Net cash flows (used in) investing activities	(25,514)	(109,031)	(4,789)	(139,334)
Cash flows from financing activities:
Payments on term loans	(24,688)	—	—	(24,688)
Proceeds from long-term borrowings and obligations	425,000	—	—	425,000
Payments on long-term borrowings and obligations	(453,573)	—	—	(453,573)
Capped Call transaction	(48,126)	—	—	(48,126)
Fees paid for financing activities	(7,566)	—	—	(7,566)
Decrease in cash overdraft balance	(12)	(14,915)	—	(14,927)
Payments for Omnicare common stock repurchases	(388,968)	—	—	(388,968)
Proceeds for stock awards and exercise of stock options, net of stock tendered in payment	24,951	—	—	24,951
Dividends paid	(45,214)	—	—	(45,214)
Other	555,592	(552,986)	(694)	1,912
Net cash flows from (used in) financing activities	37,396	(567,901)	(694)	(531,199)
Net (decrease) increase in cash and cash equivalents	(76,579)	(50,317)	847	(126,049)
Less increase in cash and cash equivalents of discontinued operations	—	16	6,843	6,859
Decrease in cash and cash equivalents of continuing operations	(76,579)	(50,333)	(5,996)	(132,908)
Cash and cash equivalents at beginning of year	460,253	99,441	17,834	577,528
Cash and cash equivalents at end of year	$383,674	$49,108	$11,838	$444,620
Note 21 - Guarantor Subsidiaries - Continued

Condensed Consolidating Statements of Cash Flows - Continued
(in thousands)

	For the year ended December 31,
2011:	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries
Cash flows from operating activities:
Net cash flows (used in) from operating activities	$(118,642)	$662,628	$6,036	$550,022
Cash flows from investing activities:
Acquisition of businesses, net of cash received	—	(101,933)	—	(101,933)
Divestiture of businesses, net	—	13,099	—	13,099
Capital expenditures	—	(58,308)	(2,409)	(60,717)
Transfer of cash to trusts for employee health and severance costs, net of payments out of the trust	—	(275)	—	(275)
Other	—	(3,574)	(2,011)	(5,585)
Net cash flows (used in) investing activities	—	(150,991)	(4,420)	(155,411)
Cash flows from financing activities:
Payments on term loans	(5,625)	—	—	(5,625)
Proceeds from long-term borrowings and obligations	600,000	—	—	600,000
Payments on long-term borrowings and obligations	(777,609)	613	—	(776,996)
Fees paid for financing activities	(13,780)	—	—	(13,780)
Increase (decrease) in cash overdraft balance	5,921	5,753	—	11,674
Payments for Omnicare common stock repurchases	(140,127)	—	—	(140,127)
Payments for stock awards and exercise of stock options, net of stock tendered in payment	30,712	—	—	30,712
Dividends paid	(17,217)	—	—	(17,217)
Other	435,842	(434,889)	1,574	2,527
Net cash flows from (used in) financing activities	118,117	(428,523)	1,574	(308,832)
Net increase (decrease) in cash and cash equivalents	(525)	83,114	3,190	85,779
Less increase in cash and cash equivalents of discontinued operations	—	(525)	1,075	550
Increase (decrease) in cash and cash equivalents of continuing operations	(525)	83,639	2,115	85,229
Cash and cash equivalents at beginning of year	460,778	15,802	15,719	492,299
Cash and cash equivalents at end of year	$460,253	$99,441	$17,834	$577,528

Summary Consolidating Statements of Income (Guaranteed Convertible Senior Debentures)

Summary Consolidating Statements of Comprehensive Income
(in thousands)

	For the years ended December 31,
2013:	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	Omnicare, Inc. and Subsidiaries
Net sales	$—	$—	$6,013,398	$—	$6,013,398
Cost of sales	—	—	4,592,536	—	4,592,536
Gross profit	—	—	1,420,862	—	1,420,862
Selling, general and administrative expenses	4,802	1,732	749,646	—	756,180
Provision for doubtful accounts	—	—	99,561	—	99,561
Settlement, litigation and other related charges	—	—	167,465	—	167,465
Other charges	—	—	99,802	—	99,802
Operating (loss) income	(4,802)	(1,732)	304,388	—	297,854
Interest expense, net of investment income	(122,404)	—	(1,466)	—	(123,870)
(Loss) income from continuing operations before income taxes	(127,206)	(1,732)	302,922	—	173,984
Income tax (benefit) expense	(48,923)	(666)	138,681	—	89,092
(Loss) income from continuing operations	(78,283)	(1,066)	164,241	—	84,892
Loss from discontinued operations	—	—	(128,324)	—	(128,324)
Equity in net income of subsidiaries	34,851	—	—	(34,851)	—
Net income (loss)	$(43,432)	$(1,066)	$35,917	$(34,851)	$(43,432)
Comprehensive income (loss)	$(43,153)	$(1,066)	$35,917	$(34,851)	$(43,153)
2012:
Net sales	$—	$—	$5,878,464	$—	$5,878,464
Cost of sales	—	—	4,483,042	—	4,483,042
Gross profit	—	—	1,395,422	—	1,395,422
Selling, general and administrative expenses	4,816	1,438	765,750	—	772,004
Provision for doubtful accounts	—	—	97,995	—	97,995
Settlement, litigation and other related charges	—	—	49,375	—	49,375
Other charges	35,092	—	30,621	—	65,713
Operating (loss) income	(39,908)	(1,438)	451,681	—	410,335
Interest expense, net of interest income	(133,368)	—	(1,735)	—	(135,103)
(Loss) income from continuing operations before income taxes	(173,276)	(1,438)	449,946	—	275,232
Income tax (benefit) expense	(66,763)	(557)	170,609	—	103,289
(Loss) income from continuing operations	(106,513)	(881)	279,337	—	171,943
Income from discontinued operations	—	—	22,931	—	22,931
Equity in net income of subsidiaries	301,387	—	—	(301,387)	—
Net income (loss)	$194,874	$(881)	$302,268	$(301,387)	$194,874
Comprehensive income (loss)	$194,744	$(881)	$303,652	$(302,771)	$194,744
2011:
Net sales	$—	$—	$5,896,606	$—	$5,896,606
Cost of sales	—	—	4,603,620	—	4,603,620
Gross profit	—	—	1,292,986	—	1,292,986
Selling, general and administrative expenses	15,579	1,467	705,121	—	722,167
Provision for doubtful accounts	—	—	97,034	—	97,034
Settlement, litigation and other related charges	—	—	55,031	—	55,031
Other charges	—	—	16,093	—	16,093
Operating (loss) income	(15,579)	(1,467)	419,707	—	402,661
Interest expense, net of investment income	(158,621)	—	(1,482)	—	(160,103)
(Loss) income from continuing operations before income taxes	(174,200)	(1,467)	418,225	—	242,558
Income tax (benefit) expense	(66,753)	(562)	167,094	—	99,779
(Loss) income from continuing operations	(107,447)	(905)	251,131	—	142,779
Loss from discontinued operations	—	—	(55,855)	—	(55,855)
Equity in net income of subsidiaries	194,371	—	—	(194,371)	—
Net income (loss)	$86,924	$(905)	$195,276	$(194,371)	$86,924
Comprehensive income (loss)	$80,952	$(905)	$190,585	$(189,680)	$80,952

Condensed Consolidating Balance Sheets (Guaranteed Convertible Senior Debentures)
Condensed Consolidating Balance Sheets
(in thousands)

As of December 31, 2013:	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	Omnicare, Inc. and Subsidiaries
ASSETS
Cash and cash equivalents	$275,910	$—	$80,091	$—	$356,001
Restricted cash	—	—	5	—	5
Accounts receivable, net (including intercompany)	—	210	695,684	(210)	695,684
Inventories	—	—	512,418	—	512,418
Deferred income tax benefits, net-current	—	—	135,094	—	135,094
Other current assets	1,989	—	263,542	—	265,531
Current assets of discontinued operations	—	—	49,995	—	49,995
Total current assets	277,899	210	1,736,829	(210)	2,014,728
Properties and equipment, net	—	19	305,869	—	305,888
Goodwill	—	—	4,057,456	—	4,057,456
Identifiable intangible assets, net	—	—	129,974	—	129,974
Other noncurrent assets	41,825	19	54,878	—	96,722
Investment in subsidiaries	5,131,280	—	—	(5,131,280)	—
Noncurrent assets of discontinued operations	—	—	87,078	—	87,078
Total assets	$5,451,004	$248	$6,372,084	$(5,131,490)	$6,691,846
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities (including intercompany)	$610,232	$—	$504,289	$(210)	$1,114,311
Current liabilities of discontinued operations	—	—	18,846	—	18,846
Long-term debt, notes and convertible debentures	1,405,628	—	13,191	—	1,418,819
Deferred income tax liabilities, net-noncurrent	363,240	—	649,493	—	1,012,733
Other noncurrent liabilities	—	—	53,835	—	53,835
Noncurrent liabilities of discontinued operations	—	—	1,398	—	1,398
Convertible debt	331,101	—	—	—	331,101
Stockholders’ equity	2,740,803	248	5,131,032	(5,131,280)	2,740,803
Total liabilities and stockholders’ equity	$5,451,004	$248	$6,372,084	$(5,131,490)	$6,691,846

As of December 31, 2012:
ASSETS
Cash and cash equivalents	$383,674	$—	$60,946	$—	$444,620
Restricted cash	—	—	1,066	—	1,066
Accounts receivable, net (including intercompany)	—	204	822,055	(204)	822,055
Inventories	—	—	374,620	—	374,620
Deferred income tax benefits, net-current	—	—	137,736	(1,550)	136,186
Other current assets	1,765	—	250,733	—	252,498
Current assets of discontinued operations	—	—	57,814	—	57,814
Total current assets	385,439	204	1,704,970	(1,754)	2,088,859
Properties and equipment, net	—	22	272,838	—	272,860
Goodwill	—	—	4,061,303	—	4,061,303
Identifiable intangible assets, net	—	—	165,099	—	165,099
Other noncurrent assets	75,336	19	87,909	—	163,264
Investment in subsidiaries	5,453,702	—	—	(5,453,702)	—
Noncurrent assets of discontinued operations	—	—	237,879	—	237,879
Total assets	$5,914,477	$245	$6,529,998	$(5,455,456)	$6,989,264
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities (including intercompany)	$60,454	$54	$404,947	$(204)	$465,251
Current liabilities of discontinued operations	—	—	16,763	—	16,763
Long-term debt, notes and convertible debentures	2,012,807	—	17,223	—	2,030,030
Deferred income tax liabilities, net-noncurrent	335,504	—	580,706	(1,550)	914,660
Other noncurrent liabilities	—	—	53,874	—	53,874
Noncurrent liabilities of discontinued operations	—	—	2,974	—	2,974
Stockholders’ equity	3,505,712	191	5,453,511	(5,453,702)	3,505,712
Total liabilities and stockholders’ equity	$5,914,477	$245	$6,529,998	$(5,455,456)	$6,989,264

Condensed Consolidating Statements of Cash Flows (Guaranteed Convertible Senior Debentures)

Condensed Consolidating Statements of Cash Flows
(in thousands)

	For the year ended December 31,
2013:	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries
Cash flows from operating activities:
Net cash flows (used in) from operating activities	$(16,598)	$—	$483,658	$467,060
Cash flows from investing activities:
Acquisition of businesses, net of cash received	—	—	(3,895)	(3,895)
Divestitures of businesses, net	—	—	11,658	11,658
Capital expenditures	—	—	(95,015)	(95,015)
Marketable securities	—	—	(365)	(365)
Transfer of cash to trusts for employee health and severance costs, net of payments out of the trust	—	—	1,061	1,061
Other	(227)	—	(780)	(1,007)
Net cash flows used in investing activities	(227)	—	(87,336)	(87,563)
Cash flows from financing activities:
Payments on term loans	(21,250)	—	—	(21,250)
Proceeds from long-term borrowings and obligations	—	—	—	—
Payments on long-term borrowings and obligations	(192,322)	—	—	(192,322)
Capped Call transaction	—	—	—	—
Fees paid for financing activities	(5,660)	—	—	(5,660)
Increase (decrease) in cash overdraft balance	(9,968)	—	10,441	473
Payments for Omnicare common stock repurchases	(220,971)	—	—	(220,971)
Proceeds for stock awards and exercise of stock options, net of stock tendered in payment	15,819	—	—	15,819
Dividends paid	(62,928)	—	—	(62,928)
Other	406,341	—	(397,211)	9,130
Net cash flows (used in) financing activities	(90,939)	—	(386,770)	(477,709)
Net (decrease) increase in cash and cash equivalents	(107,764)	—	9,552	(98,212)
Less decrease in cash and cash equivalents of discontinued operations	—	—	(9,593)	(9,593)
(Decrease) increase in cash and cash equivalents of continuing operations	(107,764)	—	19,145	(88,619)
Cash and cash equivalents at beginning of year	383,674	—	60,946	444,620
Cash and cash equivalents at end of year	$275,910	$—	$80,091	$356,001

Note 21 - Guarantor Subsidiaries - Continued

Condensed Consolidating Statements of Cash Flows

(in thousands)

	For the year ended December 31,
2012:	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries
Cash flows from operating activities:
Net cash flows (used in) from operating activities	$(88,461)	$—	$632,945	$544,484
Cash flows from investing activities:
Acquisition of businesses, net of cash received	—	—	(34,873)	(34,873)
Divestitures of businesses, net	—	—	19,207	19,207
Capital expenditures	—	—	(96,924)	(96,924)
Marketable securities	(25,514)	—	496	(25,018)
Transfer of cash to trusts for employee health and severance costs, net of payments out of the trust	—	—	1,326	1,326
Other	—	—	(3,052)	(3,052)
Net cash flows used in investing activities	(25,514)	—	(113,820)	(139,334)
Cash flows from financing activities:
Payments on term loans	(24,688)	—	—	(24,688)
Proceeds from long-term borrowings and obligations	425,000	—	—	425,000
Payments on long-term borrowings and obligations	(453,573)	—	—	(453,573)
Capped Call transaction	(48,126)	—	—	(48,126)
Fees paid for financing activities	(7,566)	—	—	(7,566)
Increase (decrease) in cash overdraft balance	(12)	—	(14,915)	(14,927)
Payments for Omnicare common stock repurchases	(388,968)	—	—	(388,968)
Payments for stock awards and exercise of stock options, net of stock tendered in payment	24,951	—	—	24,951
Dividends paid	(45,214)	—	—	(45,214)
Other	555,592		(553,680)	1,912
Net cash flows from (used in) financing activities	37,396	—	(568,595)	(531,199)
Net decrease in cash and cash equivalents	(76,579)	—	(49,470)	(126,049)
Less increase in cash and cash equivalents of discontinued operations	—	—	6,859	6,859
Decrease in cash and cash equivalents of continuing operations	(76,579)	—	(56,329)	(132,908)
Cash and cash equivalents at beginning of year	460,253	—	117,275	577,528
Cash and cash equivalents at end of year	$383,674	$—	$60,946	$444,620
Note 21 - Guarantor Subsidiaries - Continued

Condensed Consolidating Statements of Cash Flows

(in thousands)

	For the year ended December 31,
2011:	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries
Cash flows from operating activities:
Net cash flows (used in) from operating activities	$(118,642)	$—	$668,664	$550,022
Cash flows from investing activities:
Acquisition of businesses, net of cash received	—	—	(101,933)	(101,933)
Divestitures of businesses, net	—	—	13,099	13,099
Capital expenditures	—	—	(60,717)	(60,717)
Transfer of cash to trusts for employee health and severance costs, net of payments out of the trust	—	—	(275)	(275)
Other	—	—	(5,585)	(5,585)
Net cash flows used in investing activities	—	—	(155,411)	(155,411)
Cash flows used in financing activities:
Payments on term loans	(5,625)	—	—	(5,625)
Proceeds from long-term borrowings and obligations	600,000	—	—	600,000
Payments on long-term borrowings and obligations	(777,609)	—	613	(776,996)
Fees paid for financing activities	(13,780)		—	(13,780)
Increase (decrease) in cash overdraft balance	5,921	—	5,753	11,674
Payments for Omnicare common stock repurchases	(140,127)	—	—	(140,127)
Payments for stock awards and exercise of stock options, net of stock tendered in payment	30,712	—	—	30,712
Dividends paid	(17,217)	—	—	(17,217)
Other	435,842	—	(433,315)	2,527
Net cash flows from (used in) financing activities	118,117	—	(426,949)	(308,832)
Net increase (decrease) in cash and cash equivalents	(525)	—	86,304	85,779
Less increase in cash and cash equivalents of discontinued operations	—	—	550	550
Increase (decrease) in cash and cash equivalents of continuing operations	(525)	—	85,754	85,229
Cash and cash equivalents at beginning of year	460,778	—	31,521	492,299
Cash and cash equivalents at end of year	$460,253	$—	$117,275	$577,528